                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                   ---------
         Post-Effective Amendment No.                 40                     /X/
                                                   ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                                40
                                                   ---------

                             VOYAGEUR INSURED FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           January 3, 2007

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    /X/     on January 3, 2007 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

/X/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 40 relates only to the Class A, B and C shares of the  Registrant's  Delaware  Tax-Free  Arizona  Fund  series.  Post-Effective
Amendment No. 38 (the  "Amendment")  was filed pursuant to Rule 485(a)(1)  under the  Securities  Act of 1933 on October  30, 2006 to change the name of Delaware
Tax-Free Arizona Insured Fund to Delaware Tax-Free Arizona Fund (the "Fund") and
make certain  other  revisions in connection  with the name change.  Pursuant to
Rule  485(a)(1),  the  Amendment  would  be  effective  on  December  29,  2006.
Post-Effective  Amendment  No. 39 ("PEA No. 39") was filed on December  28, 2006 pursuant to Rule  485(b)(1)(iii) for the sole purpose of designating  January 2,
2007 as the new date upon  which the  Amendment  would  become  effective.  This
Post-Effective  Amendment No. 40 is being filed pursuant to Rule  485(b)(1)(iii)
for the sole purpose of  designating  January 3, 2007 as the new date upon which the  Amendment  shall become  effective.  The  prospectus  relating to the other series of the Registrant is not amended or superseded hereby.

     This  Post-Effective   Amendment  No.  40  incorporates  by  reference  the
information  contained  in Parts A and B of the  Amendment  and the  information contained in Part C of PEA No. 39.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 40 to Registration File No. 033-11235 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectus (1)

         4.       Part B - Statement of Additional Information(1)

         5.       Part C - Other Information (2)

         6.       Signatures

         7.       Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's Delaware Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona
Insured Fund).

          (1)  The   Registrant's   Prospectus   and   Statement  of  Additional
               Information  are  incorporated  into this filing by  reference to
               Post-Effective  Amendment No. 38 to the Registration Statement on
               Form N-1A of Voyageur Insured Funds,  File No.  033-11235,  filed
               October 30, 2006.

          (2)  The  information  that would  otherwise  be included in Part C is incorporated by reference to  Post-Effective  Amendment No. 39 to the  Registration  Statement  on Form  N-1A of  Voyageur  Insured
               Funds, File No. 033-11235, filed December 28, 2006.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  28th day of
December, 2006.

                                   VOYAGEUR INSURED FUNDS

                                   By:        /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                 Title                                Date
------------------------- ------------------------------------ -----------------

/s/ Patrick P. Coyne      Chairman/President/Chief             December 28, 2006
Patrick P. Coyne          Executive Officer (Principal
                          Executive Officer) and Trustee

Thomas L. Bennett     *   Trustee                              December 28, 2006
Thomas L. Bennett

John A. Fry           *   Trustee                              December 28, 2006
John A. Fry

Anthony D. Knerr      *   Trustee                              December 28, 2006
Anthony D. Knerr

Lucinda S. Landreth   *   Trustee                              December 28, 2006
Lucinda S. Landreth

Ann R. Leven          *   Trustee                              December 28, 2006
Ann R. Leven

Thomas F. Madison     *   Trustee                              December 28, 2006
Thomas F. Madison

Janet L. Yeomans      *   Trustee                              December 28, 2006
Janet L. Yeomans

J. Richard Zecher     *   Trustee                              December 28, 2006
J. Richard Zecher

Richard J. Salus      *   Senior Vice President/Chief          December 28, 2006
Richard J. Salus          Financial Officer (Principal
                          Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Thomas Bennett
Thomas L. Bennett

--------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                               POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"), hereby  constitute and appoint David F. Connor,  David P. O'Connor and Richard Salus,  and each of them singly, my true and lawful  attorneys-in-fact,  with full power of substitution, and  with  full  power  to each of  them,  to sign  for me and in my name in the appropriate  capacity, all  Registration  Statements of the Trusts on Form N-1A,
Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent  Amendments,
Pre-Effective  Amendments,  or  Post-Effective  Amendments to said  Registration
Statements on Form N-1A or any successor thereto, any Registration Statements on
Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said  attorneys-in-fact  deem  necessary  or  appropriate,  to  comply  with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange
Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Patrick P.Coyne
Patrick P. Coyne

-------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ John A. Fry
John A. Fry

---------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Anthony D. Knerr
Anthony D. Knerr

--------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned  member of Delaware  Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor, Patrick P.
Coyne, David P. O'Connor and Richard Salus, and each of them singly, my true and lawful attorneys-in-fact,  with full power of substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all
Registration  Statements of the Trusts on Form N-1A,  Form N-8A or any successor thereto,  any  and  all  subsequent  Amendments,  Pre-Effective  Amendments,  or
Post-Effective  Amendments to said  Registration  Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other  instruments  in  connection  therewith,  and  generally to do all such things in my name and be half in connection therewith as said  attorneys-in-fact deem necessary or  appropriate,  to comply with the provisions of the Securities
Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Lucinda S. Landreth
Lucinda S. Landreth

-------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Ann R. Leven
Ann R. Leven

--------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Thomas F. Madison
Thomas F. Madison

--------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the Chief  Financial  Officer of  Delaware  Investments  Family of Funds
listed below (the  "Trusts"),  hereby  constitute  and appoint  David F. Connor,
Patrick P. Coyne and David P.  O'Connor,  and each of them  singly,  my true and lawful attorneys-in-fact,  with full power of substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all
Registration  Statements of the Trusts on Form N-1A,  Form N-8A or any successor thereto,  any  and  all  subsequent  Amendments,  Pre-Effective  Amendments,  or
Post-Effective  Amendments to said  Registration  Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other  instruments  in  connection  therewith,  and  generally to do all such things in my name and behalf in connection  therewith as said  attorneys-in-fact deem necessary or  appropriate,  to comply with the provisions of the Securities
Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Richard Salus
Richard Salus

--------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ Jan L. Yeomans
Jan L. Yeomans

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                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust

[DELAWARE INVESTMENTS LOGO]
                                POWER OF ATTORNEY

     I, the undersigned member of the Boards of  Trustees/Directors  of Delaware
Investments  Family of Funds listed below (the "Trusts"),  hereby constitute and appoint David F. Connor,  Patrick P. Coyne, David P. O'Connor and Richard Salus,
and each of them singly, my true and lawful  attorneys-in-fact,  with full power of  substitution,  and with full power to each of them, to sign for me and in my name in the appropriate capacity,  all Registration  Statements of the Trusts on
Form  N-1A,  Form  N-8A  or  any  successor  thereto,  any  and  all  subsequent
Amendments,  Pre-Effective  Amendments,  or  Post-Effective  Amendments  to said
Registration  Statements on Form N-1A or any successor thereto, any Registration
Statements on Form N-14, and any supplements or other  instruments in connection therewith,  and  generally  to do all  such  things  in my name  and  behalf  in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the  provisions  of the  Securities  Act of 1933,  as  amended,  the
Investment Company Act of 1940, as amended,  and all related requirements of the
Securities  and Exchange  Commission.  I hereby ratify and confirm all that said attorneys-in-fact  or their  substitutes  may do or  cause to be done by  virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this
15th day of November, 2006.

/s/ J. Richard Zecher
J. Richard Zecher

---------------------------------------------------------------------------------------------------------------
                      Delaware Investments Family of Funds

Delaware Group Adviser Funds                     Voyageur Insured Funds
Delaware Group Cash Reserve                      Voyageur Intermediate Tax-Free Funds
Delaware Group Equity Funds I                    Voyageur Investment Trust
Delaware Group Equity Funds II                   Voyageur Mutual Funds
Delaware Group Equity Funds III                  Voyageur Mutual Funds II
Delaware Group Equity Funds IV                   Voyageur Mutual Funds III
Delaware Group Equity Funds V                    Voyageur Tax Free Funds
Delaware Group Foundation Funds                  Delaware Investments Dividend and Income Fund, Inc.
Delaware Group Global & International Funds  Delaware Investments Global Dividend and Income Fund, Inc.
Delaware Group Government Fund                   Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Group Income Funds                      Delaware Investments Colorado Insured Municipal Income Fund, Inc.
Delaware Group Limited-Term Government Funds     Delaware Investments Florida Insured Municipal Income Fund
Delaware Group State Tax-Free Income Trust       Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Group Tax-Free Fund                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Group Tax-Free Money Fund               Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Municipal Trust
Delaware Pooled Trust
Delaware VIP Trust